Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Share Option Plan

A summary of the status of options under the Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2026 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at beginning of period	16,746,951	$4.41	$22,630	6.46
Granted	1,471,035	$6.65
Exercised	(902,512)	$3.20
Forfeited	(411,739)	$4.51

Outstanding at end of period	16,903,735	$4.67	$133,756	6.53

Exercisable options	12,943,952	$4.81	$100,547	5.88

Schedule of RSUs Under the Plan

A summary of the status of RSUs under the Plan as of June 30, 2026 and changes during the relevant period ended on that date is presented below:

	Number of RSUs	Weighted- average grant date fair value per share
Unvested at December 31, 2025	747,506	$3.16
Granted	419,953	$5.29
Vested	(309,565)	$4.41
Forfeited	(47,729)	$3.05

Unvested at June 30, 2026	810,165	$3.79

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2025 and 2026, was comprised as follows:

	Six months ended June 30,
	2025	2026
	Unaudited
Research and development	$3,194	$4,304
Marketing expenses	427	65
General and administrative	1,710	2,331

Total share-based compensation expense	$5,331	$6,700